Trading properties (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Trading properties
Acquired properties real estate projects approved amount	$ 1,634	$ 2,054
Net book value	$ 3,243	$ 3,512